Shareholder Fees {- Fidelity® Pacific Basin Fund}	Dec. 30, 2020 USD ($)
10.31 Targeted International Funds Retail Combo PRO-16 | Fidelity® Pacific Basin Fund
Shareholder Fees:
(fees paid directly from your investment)	none